Goodwill and Other Intangible Assets (Changes in Amounts of Goodwill by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Goodwill	¥ 144,059	¥ 129,484
Accumulated impairment losses	(41,460)	(27,317)
Beginning Balance	102,599	102,167
Goodwill acquired during the year	10,168	17,675
Impairment of goodwill		(14,143)	¥ (18,456)
Translation adjustments and reclassification to other accounts	(2,297)	(3,100)
Goodwill	151,930	144,059	129,484
Accumulated impairment losses	(41,460)	(41,460)	(27,317)
Ending Balance	110,470	102,599	102,167
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Goodwill	100	100	100
Ending Balance	100	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	6,943	6,973
Beginning Balance	6,943	6,973
Translation adjustments and reclassification to other accounts	(4)	(30)
Goodwill	6,939	6,943	6,973
Ending Balance	6,939	6,943	6,973
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	22,049	22,240
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	16,634	16,825
Goodwill acquired during the year	3,245	218
Translation adjustments and reclassification to other accounts	(804)	(409)
Goodwill	24,490	22,049	22,240
Accumulated impairment losses	(5,415)	(5,415)	(5,415)
Ending Balance	19,075	16,634	16,825
Electronic Device Group
Goodwill [Line Items]
Goodwill	62,234	53,126
Accumulated impairment losses	(14,872)	(729)
Beginning Balance	47,362	52,397
Goodwill acquired during the year		10,606
Impairment of goodwill		(14,143)
Translation adjustments and reclassification to other accounts	(215)	(1,498)
Goodwill	62,019	62,234	53,126
Accumulated impairment losses	(14,872)	(14,872)	(729)
Ending Balance	47,147	47,362	52,397
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Accumulated impairment losses	(18,456)	(18,456)
Impairment of goodwill			(18,456)
Goodwill	18,456	18,456	18,456
Accumulated impairment losses	(18,456)	(18,456)	(18,456)
Information Equipment Group
Goodwill [Line Items]
Goodwill	23,306	17,618
Accumulated impairment losses	(22)	(22)
Beginning Balance	23,284	17,596
Goodwill acquired during the year	6,023	6,851
Translation adjustments and reclassification to other accounts	(1,274)	(1,163)
Goodwill	28,055	23,306	17,618
Accumulated impairment losses	(22)	(22)	(22)
Ending Balance	28,033	23,284	17,596
All Other Segments
Goodwill [Line Items]
Goodwill	10,971	10,971
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	8,276	8,276
Goodwill acquired during the year	900
Goodwill	11,871	10,971	10,971
Accumulated impairment losses	(2,695)	(2,695)	(2,695)
Ending Balance	¥ 9,176	¥ 8,276	¥ 8,276